UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4216

Dreyfus California Tax Exempt Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	12/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus California Tax Exempt Money Market Fun
Statement of Investments
December 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--99.3%	Amount ($)	Value ($)

California--99.2%

Alameda-Contra Costa Schools Financing Authority, COP
(Capital Improvements Financing Projects)
3.58% (LOC; KBC Bank)	800,000a	800,000
California, GO Notes:
3.51% (LOC: Bank of America, Bank of Nova Scotia,
and Landesbank Hessen-Thuringen Girozentrale)	5,000,000a	5,000,000
3.56% (Liquidity Facility; Merrill Lynch)	9,155,000a,b	9,155,000
(Kindergarten University) 3.51% (LOC: Citibank,
National Bank of Australia and State Street
Bank and Trust Co.)	5,000,000a	5,000,000
(Merlots Program) 3.53% (Insured; FSA and Liquidity
Facility; Wachovia Bank)	995,000a,b	995,000
RAN 4.50%, 6/30/2006	5,000,000	5,036,271
California Department of Water Resources,
Power Supply Revenue, CP:
3.20%, 1/12/2006 (LOC: Citibank)	5,000,000	5,000,000
3.21%, 1/12/2006 (LOC: JPMorgan Chase Bank and
Societe Generale)	5,000,000	5,000,000
California Economic Recovery, GO Notes
3.87%, 1/1/2006	1,000,000	1,000,000
California Educational Facilities Authority, College
and University Revenue
(University of Judaism) 3.58% (LOC; Allied Irish Bank)	3,200,000a	3,200,000
California Infrastructure and Economic Development Bank:
IDR:
(Lance Camper Manufacturing Corp.)
3.55% (LOC; Comerica Bank)	1,180,000a	1,180,000
(Murrietta Circuits Project)
3.56% (LOC; Comerica Bank)	4,400,000a	4,400,000
Revenue (Los Angeles SPCA Project)
3.50% (LOC; The Bank of New York)	6,200,000a	6,200,000
California Pollution Control Financing Authority:
SWDR:
(AG Resources III LLC Project)
3.55% (LOC; Key Bank)	2,780,000a	2,780,000
(Burrtec Waste Industries Inc. Project)
3.55% (LOC; U.S. Bank NA)	450,000a	450,000
(Marborg Industries Project)
3.55% (LOC; Wachovia Bank)	3,710,000a	3,710,000
(Mission Trail Waste Systems, Inc. Project)
3.60% (LOC; Comerica Bank)	2,200,000a	2,200,000
(NAPA Recycling and Waste Services, LLC Project)
3.65% (LOC; Union Bank of California)	2,255,000a	2,255,000
(Norcal Waste System Inc. Project)
3.55% (LOC; Bank of America)	3,625,000a	3,625,000
(Sierra Pacific Industries Inc. Project)
3.56% (LOC; Wells Fargo Bank)	1,000,000a	1,000,000
(Sunset Waste Paper Inc. Project)
3.60% (LOC; Comerica Bank)	1,000,000a	1,000,000
California School Cash Reserve Program Authority,
Revenue (Pool Program) 3.94%, 7/6/2006 (Insured; AMBAC)	2,500,000	2,516,053
California State Public Works Board, LR (Putters Program)
3.54% (Insured; XLCA and Liquidity Facility; JPMorgan
Chase Bank)	1,100,000a,b	1,100,000
California Statewide Communities Development Authority,
Revenue:
CP (Kaiser Permanente) 3.10%, 1/24/2006	3,500,000	3,500,000
Private Schools Revenue (Saint Mary and All Angels
School) 3.55% (LOC; Allied Irish Bank)	8,050,000a	8,050,000
TRAN 3.94%, 6/30/2006	3,000,000	3,018,334

California Statewide Communities Development
Corporation, Industrial Revenue:
(Evapco, Inc. Project) 3.60% (LOC; Bank of America)	820,000a	820,000
(Lustre California) 3.56% (LOC; Comerica Bank)	2,940,000a	2,940,000
(Pacific Bearings Company Project) 3.65% (LOC; Union
Bank of California)	580,000a	580,000
(Redline Project) 3.60% (LOC; California State
Teachers Retirement)	755,000a	755,000
Chaffey Community College District, GO Notes
3.54% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	5,515,000a,b	5,515,000
Desert Community College District, GO Notes
(Putters Program) 3.54% (Insured; MBIA
and Liquidity Facility; JPMorgan Chase Bank)	3,130,000a,b	3,130,000
Golden State Tobacco Securitization Corporation, Tobacco
Settlement Revenue:
3.57% (Liquidity Facility; Citibank)	5,000,000a,b	5,000,000
3.59% (Liquidity Facility; Merrill Lynch)	1,730,000a,b	1,730,000
Los Angeles, Wastewater System Revenue, Refunding
3.07% (Insured; FGIC and Liquidity Facility; FGIC)	1,700,000a	1,700,000
Los Angeles Community Redevelopment Agency, MFHR
(Views at 270) 3.57% (LOC; Citibank)	1,000,000a	1,000,000
Los Angeles Convention and Exhibition Center Authority, LR
Refunding 3.53% (Insured; AMBAC and
Liquidity Facility; Dexia Credit Locale)	2,700,000a	2,700,000
Maywood, COP (Infrastructure Financing Project)
3.53% (LOC; Allied Irish Bank)	2,800,000a	2,800,000
Port of Oakland:
Port Revenue
5.97%, 11/1/2006 (Insured; MBIA)	630,000	643,817
Transportation, CP
3.10%, 1/11/2006 (LOC: BNP Parabas
and Lloyds TSB Bank)	2,000,000	2,000,000
Riverside Community College District,
GO Notes (Putters Program)
3.54% (Insured; FSA and Liquidity Facility; JPMorgan
Chase Bank)	4,275,000a,b	4,275,000
Sacramento County Sanitation District, Financing
Authority Revenue 3.55% (Insured; MBIA and
Liquidity Facility; Citigroup Global Markets Holdings)	2,235,000a,b	2,235,000
San Diego Area Housing and Finance Agency, LR:
4.40% (Liquidity Facility; Societe Generale)	5,255,000a	5,255,000
4.40% (Liquidity Facility; Societe Generale)	2,940,000a	2,940,000
San Diego County, COP
(Friends of Chabad Lubavitch) 3.60% (LOC; Comerica Bank)	1,700,000a	1,700,000
San Francisco City and County Airports Commission
International Airport Revenue:
Refunding 3.98%, 5/1/2006 (Insured; MBIA)	100,000	100,328
4.18%, 5/1/2006 (Insured; FSA)	250,000	250,897
Santa Clara County Housing Authority, MFHR
(Monte Vista Terrace Apartments)
3.60% (LOC; Union Bank of California)	2,000,000a	2,000,000
Sausalito, MFHR (Rotary Village Senior
Housing Project) 3.49% (LOC; Bank of the West)	1,200,000a	1,200,000
Stockton Community Facilities District,
Special Tax Revenue (Arch Road East Community
Facilities District Number 99-02)
3.51% (LOC; Wells Fargo Bank)	3,370,000a	3,370,000
Tulare-Porterville Schools Financing Authority,
COP (2002 Refinancing Project)
3.50% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	7,075,000a	7,075,000
Vacaville Industrial Development Authority, Industrial
Revenue, Refunding (Leggett & Platt Inc.)
3.60% (LOC; Wachovia Bank)	1,600,000a	1,600,000
Vallejo, Water Revenue
3.58% (LOC; JPMorgan Chase Bank)	2,500,000a	2,500,000
Ventura County Community College District, GO
2.93%, 8/1/2006 (Insured; MBIA)	2,195,000	2,195,000
Ventura County Public Finance Authority, LR,
CP:
3.13%, 1/11/2006 (LOC; Bank of Nova Scotia)	1,000,000	1,000,000
3.15%, 1/12/2006 (LOC; Bank of Nova Scotia)	2,000,000	2,000,000
3.20%, 1/12/2006 (LOC; Bank of Nova Scotia)	4,700,000	4,700,000
Whittier, College and University Revenue, Refunding
(Whittier College) 3.55% (Insured; Radian Bank
and Liquidity Facility; The Bank of New York)	3,000,000a	3,000,000

U.S. Related--.1%

University of Puerto Rico, College and University
Revenue 5.14%, 6/1/2006 (Insured; MBIA)	100,000	101,500

Total Investments(cost $165,982,200)	99.3%	165,982,200

Cash and Receivables (Net)	.7%	1,225,669

Net Assets	100.0%	167,207,869

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporatio
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contrac
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporatio
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's or	Standard & Poor's	Value(%)*

F1, F1+	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	96.4
AAA, AA, A c	AAA, AA, A c	AAA, AA, A c	2.6
Not Rated d	Not Rated d	Not Rated d	1.0
			100.0

Notes to Financial Statements:

* Based on total investments.
a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers
At December 31, 2005, these securities amounted to $33,135,000 or 19.8% of net assets.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus California Tax Exempt Money Market Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	February 16, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	February 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)